Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
The following tables present the parent company only financial information of MHFG:
Condensed balance sheets

	2024	2025

	(in millions of yen)
Assets:
Cash and due from banking subsidiaries	23,394	35,683
Interest-bearing deposits in banking subsidiaries	431	440
Investments in subsidiaries and affiliated companies:
Banking subsidiaries	8,542,884	8,460,561
Non-banking subsidiaries and affiliated companies	1,305,643	1,452,849
Long-term loans receivable from subsidiaries:
A banking subsidiary	9,567,224	9,949,664
A non-banking subsidiary	444,000	514,000
Other assets	629,277	525,732

Total	20,512,853	20,938,928

Liabilities and shareholders’ equity:
Short-term borrowings from a banking subsidiary	631,000	530,000
Long-term debt	9,546,009	9,921,424
Other liabilities	406,773	422,489
Shareholders’ equity	9,929,071	10,065,015

Total	20,512,853	20,938,928

Condensed Statements of Income
Condensed statements of income

	2023	2024	2025

	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	209,257	547,487	527,035
Non-banking subsidiaries and affiliated companies	62,698	11,826	10,466
Management fees from subsidiaries	43,900	51,770	56,745
Interest income on loans and discounts	177,137	232,272	269,329
Other income	37,319	4,444	13,579

Total	530,311	847,800	877,154

Expenses:
Operating expenses	52,887	60,037	65,673
Interest expense	175,723	230,780	267,294
Other expense	2,768	11,286	4,076

Total	231,378	302,103	337,043

Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	(307,879)	365,266	53,548

Income (loss) before income tax expense (benefit)	(8,946)	910,964	593,660
Income tax expense (benefit)	5,063	(1,509)	267

Net income (loss)	(14,009)	912,473	593,393

Condensed Statements of Cash Flows
Condensed statements of cash flows

	2023	2024	2025

	(in millions of yen)
Cash flows from operating activities:
Net income (loss)	(14,009)	912,473	593,393
Adjustments and other	394,191	(421,191)	61,316

Net cash provided by operating activities	380,182	491,282	654,709

Cash flows from investing activities:
Purchases of Equity securities	—	—	(167,188)
Proceeds from sales of Equity securities	—	—	167,188
Net change in loans	(511,934)	(130,719)	(543,376)
Purchases of investments in subsidiaries and affiliated companies	(179,210)	(91,200)	(65,212)
Net change in other investing activities	(4,952)	(9,983)	(1,998)

Net cash used in investing activities	(696,095)	(231,902)	(610,586)

Cash flows from financing activities:
Net change in short-term borrowings	55,000	(179,000)	(101,000)
Proceeds from issuance of long-term debt	1,497,032	1,363,655	1,342,656
Repayment of long-term debt	(1,030,099)	(1,232,936)	(869,280)
Purchases of treasury stock	(1,575)	(2,478)	(101,908)
Dividends paid	(209,457)	(234,787)	(304,426)
Net change in other financing activities	1,117	2,116	2,132

Net cash provided by (used in) financing activities	312,018	(283,431)	(31,826)

Net increase (decrease) in cash and cash equivalents	(3,895)	(24,050)	12,298
Cash and cash equivalents at beginning of fiscal year	51,770	47,875	23,825

Cash and cash equivalents at end of fiscal year	47,875	23,825	36,123